333-85192

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM F-X
Appointment of Agent For Service of Process And Undertaking

A. Name of issuer or person filing ("Filer"):
Computershare Trust Company of Canada

B. This is [check one]:
[x] an original filing for the Filer
[ ] an amended filing for the Filer

C. Identify the filing in conjunction with which this Form is being filed:

Name of Registrant:	**Agnico-Eagle Mines Limited**
Form type:	**F-10**
File Number (if known):	
Filed by:	**Agnico-Eagle Mines Limited**
Date Filed (if filed concurrently, so indicate):	**Filed concurrently**

D. The Filer is incorporated or organized under the laws of:

Canada

and has its principal place of business at:

100 University Avenue, Floor 12
South Tower
Toronto, Ontario M5J 2Y1
(416) 263-9342

E. The Filer designates and appoints:

CT Corporation System
111 Eighth Avenue
13th floor
New York, New York 10011
(212) 894-8940

as the agent ("Agent") of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns: (i) any offering made or purported to be made in connection with securities registered or qualified by Agnico-Eagle Mines Limited on Form F-10 on March 28, , 2002 or any purchases or sales of any security in connection therewith; (ii) the securities in relation to which the obligation to file an annual report on Form 20-F arises, or any purchases or sales of such securities; (iii) any tender offer for the securities of a Canadian issuer with respect to which filings are made by Agnico-Eagle Mines Limited with the Commission on Schedule 13E-4F, 14D-1F or 14D-9F; or (iv) the securities in relation to which the Filer acts as trustee pursuant to an exemption under Rule 10a-5 under the Trust Indenture Act of 1939. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. The Filer stipulates and agrees to appoint a successor agent for service of process and file an amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed from the date Agnico-Eagle Mines Limited has ceased reporting under the Securities Exchange Act of 1934. The Filer further undertakes to advise the Commission promptly of any change to the Agent's name or address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

G. Each person filing this Form, other than a trustee filing in accordance with General Instruction I.(e) of this Form, undertakes to make available, in person or by telephone, representatives to respond to inquiries made by the Commission staff, and to furnish promptly, when requested to do so by the Commission staff, information relating to: the Forms, Schedules and offering statements described in General Instructions I.(a), I.(b), I.(c), I.(d) and I.(f) of this Form, as applicable; the securities to which such Forms, Schedules and offering statements relate; and the transactions in such securities.

* * *

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto, Country of Canada this 28th day of March, 2002

COMPUTERSHARE TRUST COMPANY OF CANADA

By: [signature]
Name: Andrew Rizzo
Title: A S.

By: ______
Name:
Title:

This statement has been signed by the following person in the capacity indicated as of this 28th of March, 2002

CT CORPORATION SYSTEM
an Agent for service of process for Computershare Trust Company of Canada

By: [signature]
Name: Robin LaPates
Title: Assistant Secretary